Significant accounting policies- Business combinations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 24, 2024	Dec. 31, 2021
Assets [abstract]
Assets	R$ 76,458,430	R$ 60,351,797
Cash and cash equivalents	1,108,394	4,259,379	R$ 1,331,648		R$ 500,446
Loans and advances to banks	6,194,960	3,718,506
Deferred tax assets	1,705,054	1,033,535
Property, plant and equipment	369,942	167,547
Other assets	2,486,145	2,125,231
Intangible assets and goodwill	1,836,053	1,345,304
Liabilities [abstract]
Liabilities	(67,386,123)	(52,755,107)
Liabilities with financial and similar institutions	11,319,577	9,522,469
Borrowings	(128,924)	(107,412)
Current tax liabilities	574,429	363,262
Other provisions	151,737	70,452
Other liabilities	(2,386,457)	(1,897,248)
Deferred tax liabilities	(61,503)	(32,539)
Consideration paid	81,675	R$ 62,357	R$ 545,983
Inter & Co Payments, Inc
Liabilities [abstract]
Revenue	96,126
Profit (loss)	1,472
Inter Pag Instituição de Pagamento S.A [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred	111,785			R$ 111,785
Consideration transferred	111,785
Assets [abstract]
Assets				1,238,608
Cash and cash equivalents				30,110
Loans and advances to banks				777,806
Deferred tax assets				86,588
Property, plant and equipment				155,992
Other assets				94,814
Intangible assets and goodwill				93,298
Liabilities [abstract]
Liabilities				(1,177,578)
Liabilities with financial and similar institutions				831,135
Borrowings				(303,643)
Current tax liabilities				1,877
Other provisions				5,707
Other liabilities				(21,461)
Deferred tax liabilities				(13,755)
Computer software	R$ 40,457
Useful life of Computer Software	10 years 6 months
Assets (liabilities)				(61,030)
Goodwill on acquisition				R$ 162,540